Leases (Tables)	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Schedule of Future Minimum Rental Payments Receivable for Operating Leases [Table Text Block]
Minimum future rental receipts under the non-cancelable portion of tenant leases, assuming no new or re-negotiated leases, for the next five years and thereafter are as follows:

Year ending December 31,	Total
2012	$285,462
2013	267,912
2014	234,097
2015	196,446
2016	167,297
Thereafter	752,745
$1,903,959

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Minimum future rental payments under non-cancelable leasehold interests, excluding leases held through industrial revenue bonds and lease payments in the future that are based upon fair market value, for the next five years and thereafter are as follows:

Year ending December 31,	Total
2012	$2,624
2013	2,426
2014	1,985
2015	1,793
2016	1,465
Thereafter	13,121
$23,414